Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity China Region Fund - Fidelity China Region Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 93
3 years	290
5 years	504
10 years	$ 1,120